PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 523	$ 466	$ 562
Cost of sales [member]
Depreciation expense	377,557	389,847	371,170
Administrative expenses [member]
Depreciation expense	15,530	14,883	21,546
Other expenses [member]
Depreciation expense	1,986	3,494	2,119
Total [member]
Depreciation expense	$ 395,073	$ 408,224	$ 394,835